Concentration (Details) (Customer concentration)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration
Number of major customers	1
Total revenue
Concentration
Concentration risk (as a percent)	13.00%	3.00%	0.00%